Note 15 - Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2015
Notes Tables
Schedule of Share Repurchases [Table Text Block]
Fiscal years ended October 31,	Shares repurchased	Cost
2015	80,636	$379,675
2014	44,464	195,206
2013	129,500	543,420